Assets and liabilities held for sale	12 Months Ended
Sep. 30, 2021
Assets and liabilities held for sale
Assets and liabilities held for sale

Note 37. Assets and liabilities held for sale

Accounting policy

Assets and liabilities held for sale

Non-current assets or disposal groups are classified as held for sale if they will be recovered primarily through sale rather than through continuing use and a sale is considered highly probable. Non-current assets or disposal groups held for sale are measured at the lower of their existing carrying amount and fair value less costs to sell, except for liabilities and certain assets such as deferred tax assets, financial assets and contractual rights under insurance contracts, which are specifically exempt from this requirement and continue to be recognised at their existing carrying value.

An impairment loss is recognised for any initial or subsequent write-down of the asset (or disposal group) to fair value less costs to sell. A gain is recognised for any subsequent increases in fair value less costs to sell of an asset (or disposal group), but not in excess of any cumulative impairment loss previously recognised. A gain or loss not previously recognised by the date of the sale of the non-current asset (or disposal group) is recognised at the date of derecognition.

Non-current assets are not depreciated or amortised while they are classified as held for sale. Non-current assets classified as held for sale and the assets of a disposal group classified as held for sale are presented separately from the other assets in the balance sheet. The liabilities of a disposal group classified as held for sale are presented separately from other liabilities in the balance sheet.

During the year ending 30 September 2021, the assets and liabilities of certain businesses were classified as held for sale. As these businesses do not constitute a major line of business for the Group, they have not been classified as discontinued operations.

Details of the businesses which were classified as held for sale during the financial year are as follows:

Businesses held for sale as at 30 September 2021

Westpac Motor Vehicle Dealer Finance and Novated Leasing business

On 28 June 2021, the Group announced that it expects to sell its motor vehicle dealer finance and novated leasing business to Angle Auto Finance Pty Ltd, a portfolio company of Cerberus Capital Management, L.P. As part of the sale, Westpac will transfer:

●	Auto dealer and introducer agreements together with wholesale dealer loans of approximately $1 billion;
●	Strategic alliance agreements with vehicle manufacturers; and
●	Novated lease origination capability and related agreements.

Westpac will retain its existing retail auto loans of around $10 billion originated by the businesses being transferred. The loans will run down in the normal course of business over the life of those loans. Westpac will also progressively cease new retail auto loan originations from these three channels with customers still able to use the Group’s Consumer and Business lending products to help buy motor vehicles.

The sale agreement includes initial payment on completion based on the final value of the portfolio transferred and deferred consideration payable over the two-year period following completion. Completion of the transaction will occur over several stages to allow for a smooth transition. Final completion of the transaction is expected by no later than 31 March 2022, at which time a small gain on sale is expected to be recognised in non-interest income.

The business is currently included in the Group’s Specialist Businesses division.

Westpac New Zealand Life Insurance business

On 6 July 2021, the Group announced that it had entered into an agreement to sell Westpac Life-NZ-Limited to Fidelity Life Assurance Company Limited and enter into an exclusive 15-year agreement for the distribution of life insurance products to Westpac’s New Zealand customers. This entity is currently included in the Group’s Westpac New Zealand division.

Note 37. Assets and liabilities held for sale (continued)

The sale price of NZ$400 million (approximately A$375 million1) is expected to result in a small post-tax gain on sale. The transaction also includes ongoing payments to Westpac in accordance with the distribution agreement.

Completion of the transaction is subject to various regulatory approvals and is expected to occur by first half 2022, at which time the gain will be recognised in non-interest income.

Westpac Australian Life Insurance business

On 9 August 2021, the Group announced that it will sell Westpac Life Insurance Services Limited to TAL Dai-ichi Life Australia Pty Limited (TAL) and enter into an exclusive 20-year strategic alliance for the provision of life insurance products to Westpac’s Australian customers. This entity is currently included in the Group’s Specialist Businesses division.

The sale price is $900 million and is estimated to result in a pre-tax loss on sale of $1.3 billion. For the year ended 30 September 2021, a loss of $224 million has been recognised in operating expenses reflecting expected separation and transaction costs. The remaining loss will be recognised on completion of the sale. The transaction also includes ongoing payments to Westpac in accordance with the distribution agreement.

Westpac will retain responsibility for certain pre-completion matters and provide protection to TAL through a combination of provisions, warranties and indemnities.

Completion of the transaction is subject to various regulatory approvals and is expected to occur in the second half of the 2022 calendar year.

Businesses no longer held for sale as at 30 September 2021

Westpac General Insurance Limited and Westpac General Insurance Services Limited

On 2 December 2020, the Group announced it would sell Westpac General Insurance Limited and Westpac General Insurance Services Limited to Allianz and enter into an exclusive 20-year agreement for the distribution of general insurance products to Westpac’s customers. The sale was completed on 1 July 2021 for $725 million and resulted in a pre-tax gain on sale of $160 million (net of transaction and separation costs) recognised in non-interest income. A further payment of $25 million is expected to be received by Westpac by 31 December 2021 subject to an integration milestone, with contingent payments over the next five years in addition to ongoing payments under the distribution agreement.

Westpac will retain responsibility for certain pre-completion matters and provide protection to Allianz through a combination of customary warranties and indemnities.

These entities were included in the Group’s Specialist Businesses division.

Westpac Vendor Finance business

On 21 August 2020, the Group announced that it had entered into an agreement for the sale of its Vendor Finance business to Angle Auto Finance Pty Ltd, a portfolio company of Cerberus Management, L.P. The sale was completed on 31 July 2021 resulting in a pre-tax gain on sale of $29 million recognised at this date in non-interest income. A pre-tax loss of $81 million was previously recognised in operating expenses prior to completion date, reflecting a writedown of assets held for sale to their estimated fair value less costs to sell and recognition of related separation and transaction costs.

The business was included in the Group’s Specialist Businesses division.

Westpac Lenders Mortgage Insurance Limited

On 18 March 2021, the Group announced it would sell Westpac Lenders Mortgage Insurance Limited (WLMI) to Arch Capital Group (Arch) and enter into a 10-year exclusive supply agreement for Arch to provide Lenders Mortgage Insurance (LMI) to the Group. The sale was completed on 31 August 2021 with nil gain on sale recognised at this date as the sales price reflected the book value of the business transferred. A loss of $110 million was previously recognised in the first half of 2021 in operating expenses reflecting the write-down of goodwill and recognition of related transaction and separation costs. Ongoing fixed annual payments will be received under the distribution agreement.

Westpac will retain responsibility for certain legacy matters and provide protection to Arch through a combination of customary warranties and indemnities.

WLMI was included in the Group’s Specialist Businesses division.

1Translated using a year-to-date average NZD/AUD exchange rate.

Note 37 Assets and liabilities held for sale (continued)

Westpac Pacific

On 7 December 2020, the Group announced the sale of its Pacific businesses (comprised of Fiji Branch of Westpac Banking Corporation and the Group’s 89.9% stake in Westpac Bank-PNG-Limited) to Kina Securities Limited (Kina). Completion of the sale was subject to various regulatory approvals.

On 22 September 2021, the Group announced it and Kina had agreed to terminate the agreements for the sale of these businesses.

In first half of 2021, a loss of $121 million was recognised in operating expenses, reflecting a writedown of assets held for sale to their estimated fair value less costs to sell and recognition of related separation and transaction costs. Following termination of the sale contracts, the businesses are no longer considered held for sale and a reassessment of the carrying value of the assets was undertaken. Consequently, a $60 million write-back of the previous loss was recognised at 30 September 2021 reflecting a partial reversal of the asset writedowns and reversal of the unutilised amount of estimated separation and transaction costs provisioned.

Westpac Pacific is included in the Group’s Specialist Businesses division.

Balance sheet presentation

Details of the assets and liabilities held for sale are as follows (no amounts were presented as held for sale in prior year):

	Consolidated	Parent Entity
$m	2021	2021
Assets held for sale
Cash and balances with central banks	7	-
Loans	1,015	1,015
Other financial assets	19	-
Life insurance assets	2,972	-
Deferred tax assets	8	-
Other assets	167	-
Total assets held for sale	4,188	1,015
Liabilities held for sale
Other financial liabilities	28	3
Current tax liabilities	14	-
Life insurance liabilities	447	-
Provisions	35	7
Deferred tax liabilities	44	-
Other liabilities	269	-
Total liabilities held for sale	837	10